Prudential Investment Portfolios 8

655 Broad Street

6th Floor

Newark, New Jersey 07102

December 5, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 8
PGIM Quant Solutions Stock Index Fund
Registration numbers 033-48066 and 811-06677

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Statement of Additional Information for the above-referenced Fund do not differ from that contained in Post- Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on November 29, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 716-6422.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Director & Corporate Counsel